Discontinued Operations - Additional Information (Detail) - USD ($) $ in Thousands				3 Months Ended								7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 21, 2016	Oct. 05, 2015	Aug. 03, 2015	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Aug. 03, 2015	Sep. 30, 2016	Oct. 05, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales				$ 19	$ 87,812	$ 103,970	$ 94,411	$ 85,979	$ 79,481	$ 90,234	$ 89,931
Gain (loss) on sale of discontinued operations															$ 149,798	$ 0	$ 0
Operating income						9,838	(2,664)	4,979	3,810	7,370	7,607
Income from continuing operations before income taxes															157,980	20,419	9,136
Income from discontinued operations				(2,098)	4,934	8,108	(3,963)	4,990	3,951	5,943	6,194				6,981	21,078	7,764
Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gross profit				2	19,257	$ 26,936	$ 22,553	$ 20,953	$ 19,676	$ 24,006	$ 24,017
Operating income				(2)	6,131
Discontinued Operations, Disposed of by Sale | CamelBak
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales												$ 96,519				148,675	139,943
Proceeds from divestiture of businesses			$ 412,500
Proceeds from divestiture of businesses, portion attributable to parent			$ 367,800
Net distribution to allocated member of businesses				$ 14,600
Gain (loss) on sale of discontinued operations					164,000
Intercompany interest expense excluded from income (loss) from discontinued operations												5,400				10,500	11,700
Gross profit												41,415				62,672	61,355
Operating income												14,348				17,913	17,919
Income from continuing operations before income taxes												16,607				18,266	17,953
Provision for income taxes												5,010				3,144	2,198
Income from discontinued operations												$ 11,597				15,122	15,755
Discontinued Operations, Disposed of by Sale | American Furniture
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales														$ 122,420		129,696	104,885
Proceeds from divestiture of businesses		$ 24,100
Proceeds from divestiture of businesses, portion attributable to parent		$ 23,500
Gain (loss) on sale of discontinued operations					$ (14,300)
Intercompany interest expense excluded from income (loss) from discontinued operations														1,500		2,200	1,900
Gross profit														11,613		11,817	8,314
Operating income														4,126		3,661	175
Income from continuing operations before income taxes														4,134		3,757	193
Provision for income taxes														81		28	13
Income from discontinued operations														$ 4,053		3,729	180
Discontinued Operations, Disposed of by Sale | Tridien
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales															77,406	67,254	60,073
Proceeds from divestiture of businesses	$ 25,000
Proceeds from divestiture of businesses, portion attributable to parent	23,000
Gain (loss) on sale of discontinued operations													$ (1,500)
Intercompany interest expense excluded from income (loss) from discontinued operations															1,100	1,200	1,200
Disposal Group, Including Discontinued Operation, Proceeds Reserved for Future Claims	$ 1,600
Gross profit															64,269	53,090	46,636
Operating income															(8,703)	2,191	(10,227)
Income from continuing operations before income taxes															(8,696)	2,274	(10,244)
Provision for income taxes															(27)	47	(2,073)
Income from discontinued operations															$ (8,669)	$ 2,227	$ (8,171)